Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
TFA Tactical Income Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	5.78%	0.78%	(0.20%)	(9.94%)	5.82%	2.99%
Tactical Allocation Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	11.54%	20.19%	19.64%	(24.14%)	16.18%	7.87%
TFA Quantitative Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	11.43%	22.12%	23.25%	(25.15%)	11.02%
TFA AlphaGen Fund Class I
Prospectus [Line Items]
Annual Return [Percent]	18.17%	19.23%	18.50%	(21.36%)